Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Schedule of consideration paid for acquisition
The fair value of the consideration is as follows:

Figures in million – SA rand	2022
Cash[1]	1,501
Total consideration	1,501
[1] The cash consideration is made up of an initial payment on 4 February 2022 of EUR81 million (R1,390 million) and an additional payment of EUR6 million (R111 million) on 11 May 2022

Schedule of consideration paid for asset acquisition
The table below summarises the value of the consideration paid and NCI recognised at the date of acquisition:

Figures in million – SA rand	2022
Consideration (30.3%)[1]	530
Gross value of allocated purchase consideration	1,749
NCI recognised (69.7%)	1,219
[1] The consideration is determined as the carrying value of the equity accounted investment at 14 March 2022 (i.e. the effective date) of R446 million and the cost of the €5 million third tranche payment made on the effective date amounting to R84 million. Net cash of R261 million was acquired at the effective date
The following table summarises the allocation of the gross purchase consideration to identifiable assets and liabilities:

Figures in million – SA rand	Notes	2022
Property, plant and equipment	14	1,481
Right-of-use assets	15	31
Other receivables — non-current		2
Trade and other receivables		31
Cash and cash equivalents		345
Borrowings	28	(30)
Cash-settled share-based payment obligations	6.7	(14)
Lease liabilities	29	(32)
Other payables — non-current		(2)
Trade and other payables		(63)
Total purchase consideration allocated on relative fair value basis		1,749

Schedule of identifiable assets acquired and liabilities assumed in acquisition
The following table summarises the recognised amounts of assets acquired and liabilities assumed at the acquisition date:

Figures in million – SA rand	Notes	2022
Property, Plant and equipment	14	1,257
Right-of-use assets	15	78
Intangible assets	17	83
Other receivables — non-current		11
Inventories		601
Trade and other receivables		104
Cash and cash equivalents[1]		108
Tax receivable	11.4	3
Lease liabilities	29	(88)
Environmental rehabilitation obligation and other provisions	30	(97)
Other payables — non-current		(164)
Borrowings	28	(9)
Trade and other payables		(409)
Fair value of identifiable net assets acquired[2]		1,478
[1] The transaction results in net cash paid of R1,393 million as a result of cash and cash equivalents acquired of R108 million and cash consideration paid of R1,501 million
[2] Fair value of assets and liabilities were determined as follows:
•The fair value of property, plant and equipment was based on an income approach consisting of a discounted cash flow model, as well as considering the depreciated replacement cost of the plant
•Lease liabilities and right-of-use assets approximate fair value, based on an assessment of the present value of the remaining lease payments at the effective date of the transaction using a market related discount rate
•Intangible assets includes software, patents, trademarks and customer relationships acquired from Eramet SA. The majority of the asset value is attributable to the customer relationships acquired and trademarks, which were valued based on the discounted future cash flows of commission contracts
•Inventories approximate fair value, based on the short inventory cycle and an assessment of net realisable value
•Trade and other receivables and trade and other payables approximate fair value due to their short-term nature
•The fair value of the decommissioning obligation is calculated on a discounted cash flow model considering the cost of decommissioning of the plant
•Borrowings approximate fair value based on an assessment of the discounted future cash flows at the effective date using a market related discount rate

Schedule of goodwill arising from acquisition
Goodwill arising from the business combination has been recognised as follows:

Figures in million – SA rand	2022
Consideration	1,501
Fair value of identifiable net assets acquired	(1,478)
Goodwill[1]	23
[1] The goodwill is attributable to the premium paid for the synergies and benefits expected to be derived from implementing the Group's battery metals strategy. None of the goodwill amount is deductible for tax purposes